STAFF COSTS (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Total staff costs
Staff costs	$ 12.6	$ 11.6	$ 39.8	$ 36.9	$ 50.7
Staff costs included in operating expenses
Total staff costs
Staff costs	2.4	2.1	7.2	6.3	9.2
Staff costs included in administrative expenses
Total staff costs
Staff costs	$ 10.2	$ 9.5	$ 32.6	$ 30.6	$ 41.5